Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Activities:
Net loss	$ (231,694)	$ (106,217)	$ (179,579)	$ (84,173)
Adjustments to reconcile net loss to net cash used for operating activities:
Reversal of non-cash increase in intangible assets - Crypto				6,103
Issuance of common stock for consulting services				9,000
Non cash financing costs	27,046
Changes in operating assets and liabilities:
Trade accounts receivable	17,010	16,015	(16,572)	151,604
Inventories	(18,924)	(7,793)	2,636	(22,142)
Loan origination fee		(11,700)	(11,700)
Accounts payable and accrued expenses	8,488	3,884	5,780	(19,301)
Advance deposits	3,339	(619)
Advance deposits – receivable / (liability)			997	(6,573)
Sales taxes payable	7,435	(5,806)	(5,487)	524
Net cash used for operating activities	(187,300)	(112,236)	(203,925)	35,041
Investing Activities:
Net cash provided by investing activities
Financing Activities:
Short term loan payable	87,046	(8,781)
Loan related party	40,000			15,000
Due to CEO	(4,500)
Advance to entities		(82,965)
Line of credit	50,450	162,500	165,500
Net cash provided by financing activities	172,996	70,754	165,500	15,000
Net decrease in cash	(14,304)	(41,482)	(38,425)	50,042
Cash, beginning of period	45,579	84,004	84,004	33,962
Cash, end of period	31,275	42,522	45,579	84,004
Supplemental disclosure of cash flow information
Cash paid for interest	15,450	477
Cash paid for taxes